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                                                                 RULE 497 UNDER
                                                         SECURITIES ACT OF 1933
                                                              FILE NO. 33-72416



                       STATEMENT OF ADDITIONAL INFORMATION
                                       OF
                              BRIDGEWAY FUND, INC.

                           As amended on June 27, 2001

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The Board of Directors has approved changing the custodian for Bridgeway Fund,
Inc

Page 20 of the Statement of Additional Information is revised to read, "Firstar Bank acts as custodian of the Fund's assets."

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